Debt securities - Movements in unrealised gains and losses (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 ₫ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ฿ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 RM / £	Dec. 31, 2018 ₨ / £	Dec. 31, 2018 Rp / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ¥ / £	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 ₫ / £	Dec. 31, 2017 $ / £	Dec. 31, 2017 ฿ / £	Dec. 31, 2017 $ / £	Dec. 31, 2017 RM / £	Dec. 31, 2017 ₨ / £	Dec. 31, 2017 Rp / £	Dec. 31, 2017 $ / £	Dec. 31, 2017 ¥ / £	Dec. 31, 2016 ₫ / £	Dec. 31, 2016 $ / £	Dec. 31, 2016 ฿ / £	Dec. 31, 2016 $ / £	Dec. 31, 2016 RM / £	Dec. 31, 2016 ₨ / £	Dec. 31, 2016 Rp / £	Dec. 31, 2016 $ / £	Dec. 31, 2016 ¥ / £
Available-for-sale securities
Average rate	30,732.53	1.34	43.13	1.80	5.38	91.25	18,987.65	10.46	8.82		29,279.71	1.29	43.71	1.78	5.54	83.90	17,249.38	10.04	8.71	30,292.79	1.35	47.80	1.87	5.61	91.02	18,026.11	10.52	8.99
Jackson (US insurance operations)
Available-for-sale securities
Average rate | $ / £		1.34										1.29
Jackson (US insurance operations) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										£ 35,293
Available-for-sale debt securities at end of period										40,849
Average rate | $ / £		1.3352
Jackson (US insurance operations) | Cost/Gross amount | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										34,088
Available-for-sale debt securities at end of period										41,263
Jackson (US insurance operations) | Unrealised gain (loss) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										1,205
Foreign exchange translation reflected as part of movement in other comprehensive income										(2)
Changes in unrealised appreciation reflected as part of movement in other comprehensive income										(1,617)
Available-for-sale debt securities at end of period										(414)
Jackson (US insurance operations) | Assets fair valued at below book value | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										6,219
Available-for-sale debt securities at end of period										24,405
Jackson (US insurance operations) | Assets fair valued at below book value | Cost/Gross amount | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										6,325
Available-for-sale debt securities at end of period										25,330
Jackson (US insurance operations) | Assets fair valued at below book value | Unrealised gain (loss) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										(106)
Foreign exchange translation reflected as part of movement in other comprehensive income										(43)
Changes in unrealised appreciation reflected as part of movement in other comprehensive income										(776)
Available-for-sale debt securities at end of period										(925)
Jackson (US insurance operations) | Assets fair valued at or above book value | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										29,074
Available-for-sale debt securities at end of period										16,444
Jackson (US insurance operations) | Assets fair valued at or above book value | Cost/Gross amount | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										27,763
Available-for-sale debt securities at end of period										15,933
Jackson (US insurance operations) | Assets fair valued at or above book value | Unrealised gain (loss) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period										1,311
Foreign exchange translation reflected as part of movement in other comprehensive income										41
Changes in unrealised appreciation reflected as part of movement in other comprehensive income										(841)
Available-for-sale debt securities at end of period										£ 511